25. Net operating revenue (Tables)	12 Months Ended
Dec. 31, 2017
Net Operating Revenue Tables
Net operating revenue
	2017	2016	2015
Gross sales
Goods	48,597	45,267	40,519
Services rendered	365	294	355
Sales returns and cancellations	(523)	(592)	(632)
	48,439	44,969	40,242

Taxes on sales	(3,805)	(3,515)	(3,044)

Net operating revenues	44,634	41,454	37,198